Basis of Presentation - Fair Value Measurement (Details) - DKK (kr) kr in Millions	Jun. 30, 2020	Dec. 31, 2019
Basis of Presentation
Marketable securities	kr 6,177	kr 7,419
Other investments	152	149
Level 1
Basis of Presentation
Marketable securities	6,177	7,419
Level 3
Basis of Presentation
Other investments	kr 152	149
Level 3 | Cure Vac AG [Member]
Basis of Presentation
Other investments		kr 149